THE VANTAGEPOINT FUNDS

Supplement dated March 31, 2014 to the

Prospectus dated May 1, 2013 as revised February 4, 2014

This supplement provides you information about certain changes to The Vantagepoint Funds.

At a meeting held on February 5, 2014 (“February Meeting”), Vantagepoint Investment Advisers, LLC (“VIA”) recommended, and the Board of Directors of The Vantagepoint Funds (“Board”) approved, certain changes to the principal investment strategies of certain Model Portfolio Funds, all of the Milestone Funds and the Diversifying Strategies Fund. These changes are described in more detail below and are expected to become effective on May 1, 2014.

The changes were included in a proposed amendment to The Vantagepoint Funds’ registration statement that was filed with the Securities and Exchange Commission (“SEC”) on February 14, 2014. These changes are subject to further modification during the filing process. The full text of the proposed amendment to The Vantagepoint Funds’ registration statement, which includes the proposed amended Prospectus, is available through the SEC’s EDGAR website at http://www.sec.gov. An amended Prospectus will be available and distributed to shareholders in May 2014.

The following is a brief summary of the changes that are expected to be effective on May 1, 2014.

I.    Milestone Funds

Changes are being made to the principal investment strategies of each of the Milestone Funds. In general, these changes involve:

•	Altering the manner in which the dated Milestone Funds’ assets are allocated over time as depicted by their “glide path;”
•	Altering the final constant target allocation of the dated Milestone Funds;
•	Altering the target asset allocation of the Milestone Retirement Income Fund; and
•	The addition of new underlying Funds within the equity and fixed income investments allocations.

Additional summary information about each of these changes is provided below.

Altering Current and Future Asset Allocations for each dated Milestone Fund — In general, the changes that are to be effective on May 1, 2014 involve altering the manner in which each dated Milestone Funds’ assets are allocated over time as depicted by their “glide path.” The proposed revised glide path, illustrated below, shows the Milestone Funds’ expected allocations over time to equity and fixed income investments and to multi-strategy investments (through a “multi-strategy fund”). Multi-strategy investments generally include asset classes and strategies that seek to provide additional diversification from traditional stocks and bonds. Examples may include convertible securities, derivative-based strategies, and real estate investment trusts (“REITs”), among others. Currently, the Diversifying Strategies Fund is the only multi-strategy fund.

Changes to each Dated Milestone Fund’s Current Asset Allocations on May 1, 2014: When this revised glide path is implemented on May 1, 2014, the allocations to equity investments, fixed income investments and the multi-strategy fund for each dated Milestone Fund will change as follows:

•	the allocation to equity investments will be lower than it is currently for all dated Milestone Funds;
•	the allocation to fixed income investments will be higher and the allocation to the multi-strategy fund will be lower than they are currently for the Milestone 2010 Fund, Milestone 2015 Fund, and Milestone 2020 Fund;

•	the allocations to fixed income investments and the multi-strategy fund will each be higher than they are currently for the Milestone 2025 Fund, Milestone 2030 Fund, and Milestone 2035 Fund; and
•	the allocations to fixed income investments will be lower and the allocation to the multi-strategy fund will be higher than they are currently for the Milestone 2040 Fund, Milestone 2045 Fund, and Milestone 2050 Fund.

Changes to each Dated Milestone Fund’s Target Year Asset Allocations: Similarly, based on the revised glide path, in the year in a dated Milestone Fund’s name (its “target year”), the allocation to fixed income investments will be higher and the allocations to equity investments and the multi-strategy fund will each be lower by the target year than they would have been under the current glide path.

Altering Final Target Allocations — Ten years after the date designated in each dated Milestone Fund’s name, each dated Milestone Fund will reach its “landing point” (i.e., the point on the glide path at which the target asset allocation becomes constant). With the landing point depicted in the revised glide path chart below, the final target asset allocation for each dated Milestone Fund will have a lower allocation to the multi-strategy fund, and higher equity and fixed income allocations as compared to final target asset allocations that are currently contemplated. Specifically, the final target asset allocation for each dated Milestone Fund will be approximately 30% equity investments (currently 25%), 63% fixed income investments (currently 55%), and 7% in the multi-strategy fund (currently 20%). These new final target allocations match the new target asset allocation for the Milestone Retirement Income Fund, described below. Corresponding changes to underlying Fund allocation ranges for equity, fixed income and multi-strategy funds will be made.

CURRENT GLIDE PATH

(Prior to May 1, 2014)

REVISED GLIDE PATH

(Effective May 1, 2014)

New Target Allocations for Milestone Retirement Income Fund — The new target asset allocation for the Milestone Retirement Income Fund will be approximately 30% equity investments (currently 25%), 63% fixed income investments (currently 55%), and 7% in the multi-strategy fund (currently 20%). In other words, the Milestone Retirement Income Fund’s allocations to equity and fixed income investments will increase and the allocation to the multi-strategy fund will decrease. Corresponding changes to underlying fund allocation ranges for equity, fixed income and multi-strategy funds will be made.

Addition of New Underlying Funds within the Equity and Fixed Income Investments Allocations — As part of these above changes that will become effective on May 1, 2014, each Milestone Fund may invest in three new existing underlying Vantagepoint Funds within the equity investments allocation and one new underlying Vantagepoint Fund within the fixed income investments allocation. For the equity investments allocation, these three new existing underlying Vantagepoint Funds are the Select Value Fund, Aggressive Opportunities Fund, and Discovery Fund. Information about the principal investment strategies of these underlying fund series as well as their principal investment risks can be found in the current version of the Prospectus (see pages 18-20, 21-24, and 25-28 of the current Prospectus).

In addition, there will be a new underlying Vantagepoint fixed income fund within the fixed income investment allocation, a general description of which follows. As proposed, this new underlying fixed income fund will generally invest in high yield fixed income securities (commonly referred to as “junk bonds”) and other instruments that are rated below investment grade by at least one major ratings agency. These investments may include U.S. or foreign corporate fixed income securities, U.S. or foreign floating rate loans, U.S. or foreign mortgage-backed securities, U.S. or foreign asset-backed securities, municipal securities, fixed income securities issued or guaranteed by foreign governments or their agencies or instrumentalities, or supra-national organizations, and U.S. or foreign convertible fixed income securities. This new underlying fixed income fund may also invest in certain derivative instruments.

The risks related to investing in this new underlying fixed income fund may include, among others, the following. More information about investment risks can be found on pages 135-140 of the current Prospectus.

•	A fund’s investments in high yield or below investment grade securities are speculative, have a higher risk of default and tend to be less liquid than investment grade securities, and may be sensitive to changes in issuer creditworthiness, and economic and political conditions.
•	A fund’s investments in fixed-income securities may be subject to credit risks, call risk, interest rate risks and the general risk of investing in the bond market.
•	To the extent that a fund invests in floating rate loans, such investments have risks that are similar to those of fixed income securities and carry the risk of impairment of collateral.
•	To the extent that a fund invests in mortgage-backed and asset-backed securities risks, such investments may be more volatile and less liquid than other traditional types of fixed income securities, are subject to risks associated with the nature of the underlying assets, and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk.
•	A fund’s investments in foreign securities subject it to the special risks of foreign investing. These include risks resulting from: differing accounting and financial reporting standards, the risk of foreign currency values changing relative to the U.S. dollar, higher transaction costs of non-U.S. markets, and the risk that political events or financial problems will weaken a particular country’s or region’s economy. They also include risk of loss due to political, legal, regulatory and operational uncertainty, as well as currency conversion risk factors. These risks can be greater in emerging markets.

The proposed amendment to The Vantagepoint Funds’ registration statement, which includes the proposed amended Prospectus, as well as the final amended version of the Prospectus effective May 1, 2014, includes or will include a more complete discussion of the new fixed income underlying fund and the its associated risks. In addition, the proposed amendment to The Vantagepoint Funds’ registration statement, as well as the final amended version of the Prospectus, provides or will provide additional information about the new investment subadviser for this new series.

Rationale for the Milestone Fund Changes — VIA recommended these changes to the Board based on its belief that they should help the Milestone Funds seek to enhance their growth potential, help mitigate risk where possible, and help enhance their portfolio efficiency.

Incremental Changes to Target Allocations Prior to the May 1, 2014 Effective Date — In an effort to seek to reduce transaction costs and the potential market impact associated with the above target asset allocation changes, VIA may utilize anticipated cash flows to and from the Milestone Funds to make small incremental changes to each Milestone Fund’s current target allocations to the underlying funds prior to the May 1, 2014 effective date.

As stated in the current Prospectus, such incremental changes to the stated asset class allocations and underlying fund-level allocations of the Milestone Funds are permitted at VIA’s discretion subject to the supervision of the Board.

The proposed amendment to The Vantagepoint Funds’ registration statement, which includes the proposed amended Prospectus, as well as the final amended version of the Prospectus effective May 1, 2014, includes or will include updated disclosure reflecting the changes to the Milestone Funds and any additional associated risks.

II.    Model Portfolio Funds

On May 1, 2014, it is expected that certain changes will be made to the principal investment strategies for each Model Portfolio Fund that currently has an asset allocation to fixed income investments (i.e., all Model Portfolio Funds except the Model Portfolio All-Equity Growth Fund). These changes will result in an overall increase in such Model Portfolio Funds’ fixed income investments allocation and a decrease in the allocation to equity investments. Additionally, there will be a decrease in the allocation to the multi-strategy Fund in the Model Portfolio Conservative Growth Fund and in the Model Portfolio Traditional Growth Fund, and an increase in the allocation to the multi-strategy fund in the Model Portfolio Long-Term Growth Fund. Currently, the Diversifying Strategies Fund is the only multi-strategy fund. Corresponding changes to underlying Fund allocation ranges will be made.

Similar to the Milestone Funds, the equity investments allocation of the Model Portfolio Conservative Growth Fund and the fixed income investments allocation of the Model Portfolio Conservative Growth Fund, Model Portfolio Traditional Growth Fund and Model Portfolio Long-Term Growth Fund will be able to invest in new underlying Vantagepoint Fund(s) effective May 1, 2014. As proposed, effective May 1, 2014 the equity investments allocation of the Model Portfolio Conservative Growth Fund may also invest in the Discovery Fund, and the fixed income investments allocation of all three Model Portfolio Fund may also invest in the new underlying fixed income fund (as described above).

These asset allocation changes, which are expected to become effective on May 1, 2014, will result in each Model Portfolio Fund investing in a combination of underlying Vantagepoint Funds and one or more third party exchange-traded funds to seek to obtain exposure to the approximate percentages for fixed income investments, equity investments, and the multi-strategy fund as shown in the following table:

	Model Portfolio Conservative Growth		Model Portfolio Traditional Growth		Model Portfolio Long-Term Growth
	Current	Revised	Current	Revised	Current	Revised
Fixed Income	41%	61%	25%	34%	13%	15%
Equity	40%	30%	60%	54%	75%	72%
Multi-Strategy	19%	9%	15%	12%	12%	13%

Rationale for the Model Portfolio Fund Changes — VIA recommended these changes because it believes that they should help the applicable Model Portfolio Funds seek to enhance their growth potential, help mitigate risk where possible and help enhance their portfolio efficiency.

Incremental Changes to Target Allocations Prior to the May 1, 2014 Effective Date — In an effort to seek to reduce transaction costs and the potential market impact associated with the above target asset allocation changes, VIA may utilize anticipated cash flows to and from the above Model Portfolio Funds to make small incremental changes to each such Model Portfolio Fund’s current target allocations to the underlying funds prior to the May 1, 2014 effective date.

As stated in the current Prospectus, such incremental changes to the stated asset class allocations and underlying fund-level allocations of the above Model Portfolio Funds are permitted at VIA’s discretion subject to the supervision of the Board.

The proposed amendment to The Vantagepoint Funds’ registration statement, which includes the proposed amended Prospectus, as well as the final amended version of the Prospectus effective May 1, 2014, will include updated disclosure reflecting the changes to the Model Portfolio Funds and any additional associated risks.

III.    Diversifying Strategies Fund

Effective May 1, 2014, it is expected that the global tactical asset allocation strategy will be removed from the Diversifying Strategies Fund’s principal investment strategies and a new passive REIT index strategy and an enhanced equity strategy will be added to the Fund’s principal investment strategies. In addition, a new subadviser, SSgA Funds Management, Inc. will be added as a subadviser for the new passive REIT index strategy and an existing subadviser, Payden & Rygel, will manage the new enhanced equity strategy.

The new passive REIT strategy will involve an allocation of a portion of the assets of the Diversifying Strategies Fund to a portfolio of REIT and REIT-like securities included in the Dow Jones U.S. Select REIT Index, following an indexed or “passively managed” approach to investing. As contemplated, the subadviser to this new strategy will seek to approximate the investment characteristics and performance of the Dow Jones U.S. Select REIT Index by investing in REITs and REIT-like securities included in that index. Accordingly, the new passive REIT strategy is expected to involve certain additional risks in an investment in the Diversifying Strategies Fund. Among others, these additional risks are expected to include: (i) REITs risk, in that the new strategy’s contemplated REIT investments are subject to risks generally associated with investing in real estate, such as declining real estate values, over-building, property tax increases, increases in operating expenses and interest rates, insufficient levels of occupancy, the inability to obtain financing (at all or on acceptable terms), and the national, regional and local economic conditions affecting the real estate market (see “REITs Risk” on page 138 of the current Prospectus); and (ii) indexing risk, because the new strategy will be an indexed or “passively managed” approach to investing (see “Indexing Risk” on page 139 of the current Prospectus).

As proposed, the new enhanced equity strategy will involve an allocation of a portion of the assets of the Diversifying Strategies Fund to a portfolio of Russell 2000® Index futures contracts and U.S. and foreign fixed income securities. As contemplated, the U.S. and foreign fixed income securities in this new strategy (1) are to be held, in part, as collateral in conjunction with the Fund’s use of futures contracts; (2) may include government and agency securities, corporate bonds, mortgage-backed securities, asset-backed securities, and municipal securities; and (3) generally will have a portfolio effective duration no greater than three years. Accordingly, the new enhanced equity strategy is expected to involve certain additional risks in an investment in the Diversifying Strategies Fund. Among others, these additional risks are expected to include: (i) small-cap securities risk, in that the new strategy’s contemplated small-cap investments involve greater risk than is customarily associated with investments in larger, more established companies (see “Small-Cap Securities Risk” on page 135 of the current Prospectus); and (ii) municipal securities risk, because the new strategy contemplates investments that may include municipal securities (see “Municipal Securities” on page 136 of the current Prospectus).

Rationale for the Diversifying Strategies Fund Changes — VIA recommended these changes because it believes that they should help enhance the Diversifying Strategies Fund’s growth potential as well as its ability to enhance portfolio efficiency in the Milestone Funds and the Model Portfolio Funds investing in the Diversifying Strategies Fund.

The proposed amendment to The Vantagepoint Funds’ registration statement, which includes the proposed amended Prospectus, as well as the final amended version of the Prospectus effective May 1, 2014, includes or will include a more complete discussion of the new passive REIT index strategy and enhanced equity strategy as well as the additional associated risks. In addition, the proposed amendment to The Vantagepoint Funds’ registration statement, as well as the final amended version of the Prospectus, provides or will provide additional information about the new and existing investment subadvisers for these strategies, and will include updated disclosure reflecting the changes to the Diversifying Strategies Fund and its associated risks.

This supplement is not meant to revise any other information found in the above-referenced tables, in the Prospectus, or in any other Prospectus supplement.

Please retain this supplement for future reference.

SUPP-355-201403-1376